Subsequent Events (Detail Textuals) - USD ($)		1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 15, 2016	Dec. 23, 2016	Dec. 22, 2016	Dec. 16, 2016	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	May 31, 2016
Subsequent Event [Line Items]
Warrants to acquire common stock								1,520,268
Exercise price per share								$ 0.01
Aggregate principal amount of notes and warrants issued							$ 10,880,252
Repayment of senior secured bank loans						$ 1,059,034	$ 725,598
Loans payable to bank | Maximum
Subsequent Event [Line Items]
Debt Instrument, term						10 years
Subsequent event
Subsequent Event [Line Items]
Amount of notes to be issued					$ 1,920,500
Warrants to acquire common stock					379,500
Aggregate principal amount of notes and warrants issued		$ 8,350,000
Repayment of senior secured bank loans		$ 2,400,000
Subsequent event | Bridge note
Subsequent Event [Line Items]
Unsecured bridge notes					$ 1,850,000
Interest rate					15.00%
Debt Instrument, term					1 year
Subsequent event | Senior note
Subsequent Event [Line Items]
Interest rate			5.00%
Senior secured promissory note
Debt instrument, maturity date			Dec. 14, 2017
Proceeds from issuance of secured debt				$ 6,500,000
Repayment of unsecured debt	$ 1,850,000
Amount of notes to be issued				$ 6,650,000
Warrants to acquire common stock			2,300,000
Exercise price per share			$ 3
Term of warrants			5 years
Subsequent event | Senior note | Maximum
Subsequent Event [Line Items]
Senior secured promissory note			$ 10,000,000